Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS Core Equity VIP
	Shares	Value ($)

Common Stocks 99.1%
Communication Services 8.8%
Entertainment 2.2%
Activision Blizzard, Inc.	4,990	399,749
Electronic Arts, Inc.	3,212	406,350
Netflix, Inc.*	1,502	562,634
Roku, Inc.*	4,949	619,961
Walt Disney Co.*	4,483	614,889
		2,603,583
Interactive Media & Services 5.3%
Alphabet, Inc. "A"*	817	2,272,363
Alphabet, Inc. "C"*	1,292	3,608,543
Meta Platforms, Inc. "A"*	2,300	511,428
		6,392,334
Wireless Telecommunication Services 1.3%
T-Mobile U.S., Inc.*	11,935	1,531,857
Consumer Discretionary 12.3%
Auto Components 0.9%
BorgWarner, Inc.	8,977	349,205
Lear Corp.	5,470	779,967
		1,129,172
Automobiles 0.9%
Ford Motor Co.	29,746	503,005
Tesla, Inc.*	533	574,361
		1,077,366
Distributors 0.2%
Pool Corp.	599	253,287
Diversified Consumer Services 1.0%
Terminix Global Holdings, Inc.*	26,136	1,192,586
Hotels, Restaurants & Leisure 2.1%
Churchill Downs, Inc.	2,123	470,839
Darden Restaurants, Inc.	3,209	426,637
Hilton Worldwide Holdings, Inc.*	3,791	575,246
Vail Resorts, Inc.	1,318	343,036
Wendy's Co.	13,152	288,949
Wyndham Hotels & Resorts, Inc.	4,871	412,525
		2,517,232
Household Durables 0.3%
Mohawk Industries, Inc.*	2,975	369,495
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.*	1,323	4,312,914
Leisure Products 0.5%
Peloton Interactive, Inc. "A"* (a)	20,854	550,963

Specialty Retail 1.2%
Bath & Body Works, Inc.	7,980	381,444
Five Below, Inc.*	4,837	766,036
RH*	677	220,763
		1,368,243
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc. "B"	12,146	1,634,365
PVH Corp.	3,085	236,342
		1,870,707
Consumer Staples 5.2%
Beverages 3.6%
Coca-Cola Co.	24,504	1,519,248
Constellation Brands, Inc. "A"	3,417	787,004
PepsiCo, Inc.	12,193	2,040,864
		4,347,116
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	874	503,293
Kroger Co.	13,235	759,292
		1,262,585
Personal Products 0.5%
Estee Lauder Companies, Inc. "A"	1,086	295,739
Herbalife Nutrition Ltd.*	10,731	325,793
		621,532
Energy 4.0%
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	4,232	586,767
Devon Energy Corp.	18,609	1,100,350
Hess Corp.	9,107	974,813
Occidental Petroleum Corp.	20,587	1,168,106
Valero Energy Corp.	9,090	922,999
		4,753,035
Financials 10.4%
Banks 3.9%
Bank of America Corp.	21,094	869,495
Huntington Bancshares, Inc.	19,071	278,818
JPMorgan Chase & Co.	18,479	2,519,057
Wells Fargo & Co.	20,695	1,002,880
		4,670,250
Capital Markets 4.2%
Ameriprise Financial, Inc.	3,621	1,087,603
Carlyle Group, Inc.	6,492	317,524
Intercontinental Exchange, Inc.	3,901	515,400
MSCI, Inc.	2,795	1,405,550
S&P Global, Inc.	763	312,967
T. Rowe Price Group, Inc.	3,159	477,609
Tradeweb Markets, Inc. "A"	9,455	830,811
		4,947,464
Diversified Financial Services 0.4%
Apollo Global Management, Inc.	8,133	504,165

Insurance 1.9%
Everest Re Group Ltd.	1,683	507,222
Hartford Financial Services Group, Inc.	6,652	477,680
MetLife, Inc.	18,188	1,278,253
		2,263,155
Health Care 13.7%
Biotechnology 3.5%
AbbVie, Inc.	8,560	1,387,662
Amgen, Inc.	5,838	1,411,745
Biogen, Inc.*	3,346	704,668
Moderna, Inc.*	2,275	391,891
Vertex Pharmaceuticals, Inc.*	1,229	320,732
		4,216,698
Health Care Providers & Services 7.1%
Anthem, Inc.	5,597	2,749,358
Centene Corp.*	19,102	1,608,197
Cigna Corp.	1,347	322,755
HCA Healthcare, Inc.	2,437	610,761
McKesson Corp.	5,898	1,805,555
Molina Healthcare, Inc.*	4,071	1,358,045
		8,454,671
Life Sciences Tools & Services 0.2%
Danaher Corp.	919	269,570
Pharmaceuticals 2.9%
AstraZeneca PLC (ADR)	7,060	468,360
Bristol-Myers Squibb Co.	14,325	1,046,155
Johnson & Johnson	8,469	1,500,961
Zoetis, Inc.	2,266	427,345
		3,442,821
Industrials 9.4%
Aerospace & Defense 2.9%
General Dynamics Corp.	2,286	551,337
Howmet Aerospace, Inc.	20,881	750,463
Raytheon Technologies Corp.	4,399	435,809
Textron, Inc.	23,262	1,730,228
		3,467,837
Building Products 0.9%
Owens Corning	11,283	1,032,395
Commercial Services & Supplies 2.0%
Republic Services, Inc.	2,689	356,292
Waste Management, Inc.	12,610	1,998,685
		2,354,977
Electrical Equipment 0.4%
Emerson Electric Co.	4,892	479,661
Industrial Conglomerates 0.3%
3M Co.	2,373	353,292
Machinery 1.9%
AGCO Corp.	5,341	779,946

Cummins, Inc.	2,004	411,041
Ingersoll Rand, Inc.	8,206	413,172
Oshkosh Corp.	2,643	266,018
Parker-Hannifin Corp.	1,436	407,479
		2,277,656
Professional Services 0.5%
TransUnion	2,513	259,693
Verisk Analytics, Inc.	1,347	289,107
		548,800
Road & Rail 0.5%
Norfolk Southern Corp.	2,335	665,989
Information Technology 27.1%
Communications Equipment 0.9%
Cisco Systems, Inc.	19,386	1,080,963
IT Services 2.2%
Accenture PLC "A"	1,656	558,453
Visa, Inc. "A"	9,495	2,105,706
		2,664,159
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.*	8,957	979,358
Intel Corp.	27,752	1,375,389
NVIDIA Corp.	6,549	1,786,960
QUALCOMM, Inc.	12,286	1,877,547
		6,019,254
Software 10.7%
Dynatrace, Inc.*	8,908	419,567
Intuit, Inc.	721	346,686
Microsoft Corp.	27,354	8,433,512
Oracle Corp.	27,457	2,271,517
salesforce.com, Inc.*	3,421	726,347
Synopsys, Inc.*	1,804	601,219
		12,798,848
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	55,713	9,728,047
Materials 2.2%
Chemicals 1.6%
Corteva, Inc.	7,203	414,028
DuPont de Nemours, Inc.	5,794	426,322
Linde PLC*	1,627	519,713
The Mosaic Co.	9,318	619,647
		1,979,710
Metals & Mining 0.6%
Newmont Corp.	3,576	284,113
United States Steel Corp. (a)	10,675	402,875
		686,988
Real Estate 3.5%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	5,189	1,288,792

Iron Mountain, Inc. (a)	23,673	1,311,721
Prologis, Inc.	9,660	1,559,897
		4,160,410
Utilities 2.5%
Electric Utilities 1.0%
NextEra Energy, Inc.	9,703	821,941
NRG Energy, Inc.	7,463	286,281
		1,108,222
Multi-Utilities 0.6%
Public Service Enterprise Group, Inc.	10,461	732,270
Water Utilities 0.9%
American Water Works Co., Inc.	6,594	1,091,505
Total Common Stocks (Cost $69,292,226)		118,153,784

Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (b) (c) (Cost $558,991)	558,991	558,991

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.28% (b) (Cost $1,088,785)	1,088,785	1,088,785

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $70,940,002)	100.5	119,801,560
Other Assets and Liabilities, Net	(0.5)	(639,873)
Net Assets	100.0	119,161,687
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (b) (c)
3,050,235	—	2,491,244 (d)	—	—	920	—	558,991	558,991
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.28% (b)
1,168,134	2,927,709	3,007,058	—	—	109	—	1,088,785	1,088,785
4,218,369	2,927,709	5,498,302	—	—	1,029	—	1,647,776	1,647,776
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $551,524, which is 0.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$118,153,784	$—	$—	$118,153,784
Short-Term Investments (a)	1,647,776	—	—	1,647,776
Total	$119,801,560	$—	$—	$119,801,560
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1coreq-PH1
R-080548-1 (1/23)